Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Product sales	$ 32,854	$ 17,491	$ 24,394
Less: royalties	(2,797)	(598)	(1,523)
Revenue	30,057	16,893	22,871
Expenses
Production	7,152	6,280	6,277
Transportation, blending and feedstock	6,604	4,498	4,699
Depletion, depreciation and amortization	5,724	6,046	5,546
Asset retirement obligation accretion	185	205	190
Risk management activities (commodity derivatives)	17	32	64
Gain on acquisitions	(478)	(217)	0
Income from North West Redwater Partnership	(400)	0	0
(Gain) loss from investments	(141)	171	293
Total expenses	20,146	17,766	17,915
Earnings (loss) before taxes	9,911	(873)	4,956
Administration	366	391	344
Share-based compensation	514	(82)	223
Interest and other financing expense	711	756	836
Net unrealized risk management loss (gain)	19	(39)	13
Foreign exchange gain	(127)	(275)	(570)
Current income tax expense (recovery)	1,848	(257)	434
Deferred income tax expense (recovery)	399	(181)	(894)
Net earnings (loss)	7,664	(435)	5,416
Inter–segment elimination and other
Revenue [abstract]
Less: royalties	0	0	0
Revenue	(161)	105	496
Expenses
Production	67	48	56
Transportation, blending and feedstock	(231)	27	437
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
(Gain) loss from investments	0	0	0
Total expenses	(164)	75	493
Earnings (loss) before taxes	3	30	3
Inter–segment elimination and other | Other Income And Revenue
Revenue [abstract]
Revenue	3	31	0
Inter–segment elimination and other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	(161)	105	496
Non-segmented
Expenses
(Gain) loss from investments	(141)	171	6
Total expenses	1,330	974	867
Administration	366	391	344
Share-based compensation	514	(82)	223
Interest and other financing expense	711	756	836
Net unrealized risk management loss (gain)	7	13	28
Foreign exchange gain	(127)	(275)	(570)
Total Segments
Revenue [abstract]
Less: royalties	(2,797)	(598)	(1,523)
Revenue	30,057	16,893	22,871
Expenses
Production	7,152	6,280	6,277
Transportation, blending and feedstock	6,604	4,498	4,699
Depletion, depreciation and amortization	5,724	6,046	5,546
Asset retirement obligation accretion	185	205	190
Risk management activities (commodity derivatives)	29	(20)	49
Gain on acquisitions	(478)	(217)	0
Income from North West Redwater Partnership	(400)	0	0
(Gain) loss from investments	0	0	287
Total expenses	18,816	16,792	17,048
Earnings (loss) before taxes	11,241	101	5,823
Total Segments | Other Income And Revenue
Revenue [abstract]
Revenue	882	434	25
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	32,854	17,491	24,394
North America | Operating segments
Revenue [abstract]
Less: royalties	(1,694)	(503)	(998)
Revenue	15,387	8,260	9,837
Expenses
Production	2,963	2,510	2,425
Transportation, blending and feedstock	4,772	3,393	2,935
Depletion, depreciation and amortization	3,569	3,780	3,326
Asset retirement obligation accretion	101	97	95
Risk management activities (commodity derivatives)	29	(20)	49
Gain on acquisitions	(478)	(217)	0
Income from North West Redwater Partnership	0	0	0
(Gain) loss from investments	0	0	0
Total expenses	10,956	9,543	8,830
Earnings (loss) before taxes	4,431	(1,283)	1,007
North America | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	119	41	6
North America | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	17,081	8,763	10,835
North Sea | Operating segments
Revenue [abstract]
Less: royalties	(1)	(1)	(2)
Revenue	610	431	920
Expenses
Production	383	321	391
Transportation, blending and feedstock	7	15	19
Depletion, depreciation and amortization	160	277	308
Asset retirement obligation accretion	21	30	28
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
(Gain) loss from investments	0	0	0
Total expenses	571	643	746
Earnings (loss) before taxes	39	(212)	174
North Sea | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	(1)	3	5
North Sea | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	611	432	922
Offshore Africa | Operating segments
Revenue [abstract]
Less: royalties	(21)	(16)	(42)
Revenue	437	362	665
Expenses
Production	91	103	109
Transportation, blending and feedstock	1	1	2
Depletion, depreciation and amortization	142	190	242
Asset retirement obligation accretion	6	6	6
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
(Gain) loss from investments	0	0	0
Total expenses	240	300	359
Earnings (loss) before taxes	197	62	306
Offshore Africa | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	7	18	8
Offshore Africa | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	458	378	707
Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Less: royalties	(1,081)	(78)	(481)
Revenue	13,025	7,450	10,865
Expenses
Production	3,414	3,114	3,276
Transportation, blending and feedstock	1,505	881	1,306
Depletion, depreciation and amortization	1,838	1,784	1,656
Asset retirement obligation accretion	57	72	61
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
(Gain) loss from investments	0	0	0
Total expenses	6,814	5,851	6,299
Earnings (loss) before taxes	6,211	1,599	4,566
Oil Sands Mining and Upgrading | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	73	139	6
Oil Sands Mining and Upgrading | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	14,106	7,528	11,346
Midstream and Refining | Operating segments
Revenue [abstract]
Less: royalties	0	0	0
Revenue	759	285	88
Expenses
Production	234	184	20
Transportation, blending and feedstock	550	181	0
Depletion, depreciation and amortization	15	15	14
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	(400)	0	0
(Gain) loss from investments	0	0	287
Total expenses	399	380	321
Earnings (loss) before taxes	360	(95)	(233)
Midstream and Refining | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	681	202	0
Midstream and Refining | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	759	285	88
Crude Oil and NGLs | Inter–segment elimination and other
Revenue [abstract]
Product sales	(360)	(108)	351
Crude Oil and NGLs | Total Segments
Revenue [abstract]
Product sales	29,256	15,579	22,950
Crude Oil and NGLs | North America | Operating segments
Revenue [abstract]
Product sales	14,478	7,480	9,679
Crude Oil and NGLs | North Sea | Operating segments
Revenue [abstract]
Product sales	607	417	860
Crude Oil and NGLs | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	420	318	632
Crude Oil and NGLs | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	14,033	7,389	11,340
Crude Oil and NGLs | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	78	83	88
Natural gas | Inter–segment elimination and other
Revenue [abstract]
Product sales	196	182	145
Natural gas | Total Segments
Revenue [abstract]
Product sales	2,716	1,478	1,419
Natural gas | North America | Operating segments
Revenue [abstract]
Product sales	2,484	1,242	1,150
Natural gas | North Sea | Operating segments
Revenue [abstract]
Product sales	5	12	57
Natural gas | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	31	42	67
Natural gas | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	0	0	0
Natural gas | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	$ 0	0	$ 0
Keystone XL Pipeline Project | Inter–segment elimination and other
Expenses
Transportation, blending and feedstock		$ 143